Stockholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders's Equity (Textuals) [Abstract]
Proceeds from Issuance of Common Stock	$ 3,378	$ 3,416	$ 18	$ 2,550
Common Stock, Dividends, Per Share, Declared		$ 1.9575	$ 1.4375	$ 1.19625
Stock Issued During Period, Shares, New Issues	61
Equity Issuance, Per Share Amount	$ 57.00
Common Units Sold In Offering	8
Statement [Line Items]
Total, Beginning Balance		(164)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(178)
Other comprehensive income (loss)		(176)	198	27
Changes in ownership of consolidated subsidiaries, net		44	(243)
Total, Ending Balance		(341)	(164)
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Reclassifications before income tax		(3,584)	(1,080)	(1,289)
Provision (benefit) for income taxes		(1,249)	(401)	(360)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Statement [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		21
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Provision (benefit) for income taxes		(12)
Reclassifications during the period		21
Cash flow hedging activities [Member]
Statement [Line Items]
Total, Beginning Balance		(1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other comprehensive income (loss)		0
Changes in ownership of consolidated subsidiaries, net		0
Total, Ending Balance		(1)
Foreign currency translation [Member]
Statement [Line Items]
Total, Beginning Balance		128
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(77)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0
Other comprehensive income (loss)		(77)
Changes in ownership of consolidated subsidiaries, net		(20)
Total, Ending Balance		31
Pension and other postretirement benefits [Member]
Statement [Line Items]
Total, Beginning Balance		(291)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(101)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		21
Other comprehensive income (loss)		(80)
Changes in ownership of consolidated subsidiaries, net		0
Total, Ending Balance		(371)
Pension and other postretirement benefits [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Amortization of prior service cost (credit) included in net periodic benefit cost		(8)
Amortization of actuarial (gain) loss included in net periodic benefit cost		41
Reclassifications before income tax		33
Accumulated Other Comprehensive Income (Loss) [Member]
Statement [Line Items]
Other comprehensive income (loss)		(157)	198	27
Changes in ownership of consolidated subsidiaries, net		$ (20)	$ 0